Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information (Unaudited)
Schedule of quarterly financial data (unaudited)
					Year
	First	Second	Third	Fourth	to
(In thousands except per share data)	quarter	quarter	quarter	quarter	Date
Year Ended December 31, 2015
Interest income	$11,198	$11,214	$11,829	$11,515	$45,756
Interest expense	1,220	1,230	1,271	1,278	4,999
Net interest income	9,978	9,984	10,558	10,237	40,757
Provision for loan losses	0	250	0	0	250
Noninterest income	1,987	2,461	2,337	2,381	9,166
Noninterest expense	8,708	9,267	8,978	9,541	36,494
Income tax expense	1,119	1,001	1,377	1,083	4,580
Net income available to common stockholders	$2,138	$1,927	$2,540	$1,994	$8,599
Net income per share:
Basic earnings per share	$0.39	$0.35	$0.47	$0.37	$1.58
Diluted earnings per share	0.39	0.35	0.47	0.37	1.58

Year Ended December 31, 2014
Interest income	$10,963	$11,125	$11,196	$11,214	$44,498
Interest expense	1,309	1,278	1,240	1,217	5,044
Net interest income	9,654	9,847	9,956	9,997	39,454
Provision for loan losses	0	0	0	0	0
Noninterest income	2,085	2,183	2,313	2,168	8,749
Noninterest expense	8,707	8,811	9,899	9,090	36,507
Income tax expense	1,045	1,121	802	1,074	4,042
Net income available to common stockholders	$1,987	$2,098	$1,568	$2,001	$7,654
Net income per share:
Basic earnings per share	$0.36	$0.39	$0.29	$0.37	$1.41
Diluted earnings per share	0.36	0.39	0.29	0.37	1.41